UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   4/30/14

Item 1.  Reports to Stockholders.

LJM Preservation and Growth Fund

Class A Shares (LJMAX)

Class I Shares (LJMIX)

Semi-Annual Report

April 30, 2014

Advised by:

LJM Funds Management, Ltd.

One Financial Place

440 S. La Salle Street, Suite 2301

Chicago, IL 60605

www.ljmfunds.com

1-855-LJM-FUND

Distributed by Northern Lights Distributors, LLC

Member FINRA

LJM Preservation and Growth Fund
Portfolio Review (Unaudited)
April 30, 2014

The Fund's performance figures* for the six months ended April 30, 2014, compared to its benchmarks:

		6 Month Return	1 Year Return	Since Inception(a)
Class A		7.25%	-0.10%	-3.00%
Class A with Load**		1.05%	-5.88%	-7.31%
Class I		7.35%	0.10%	-2.77%
S&P 500 Total Return Index(b)		8.36%	20.44%	24.06%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund's total annual operating expenses are 3.80% for Class A and 3.55% for Class I shares per the prospectus dated February 28, 2014. For performance information current to the most recent month-end, please call toll-free 1-855-LJM-FUND.

** Class A with load total return is calculated using the maximum sales charge of 5.75%
(a) LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.
(b) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

	Holdings by type of Investment		% of Net Assets
	Options Purchased		1.4%
	Short Term Investment		46.0%
	Cash & Cash Equivalents		47.4%
			94.80%

Please refer to the Portfolio of Investment in this semi-annual report for detail analysis of the Fund's Holdings

LJM Preservation and Growth Fund
Portfolio of Investments (Unaudited)
April 30, 2014

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS PURCHASED* - 0.6%
61	S&P 500 Index Future	5/16/2014	$ 1,750	$ 17,538
78	S&P 500 Index Future	5/16/2014	1,810	72,150
42	S&P 500 Index Future	5/16/2014	1,840	78,750
66	S&P 500 Index Future	6/20/2014	1,500	13,200
37	S&P 500 Index Future	6/20/2014	1,700	41,625
32	S&P 500 Index Future	6/20/2014	1,750	60,800
37	S&P 500 Index Future	6/20/2014	1,800	123,950
	TOTAL PUT OPTIONS PURCHASED (Cost - $673,625)			408,013

	CALL OPTIONS PURCHASED* - 0.8%
32	S&P 500 Index Future	5/16/2014	1,860	238,400
53	S&P 500 Index Future	5/16/2014	1,875	259,700
29	S&P 500 Index Future	5/16/2014	1,915	22,838
	TOTAL CALL OPTIONS (Cost - $286,938)			520,938
Shares
	SHORT-TERM INVESTMENT - 46.0%
30,255,983	Dreyfus Cash Management, Institutional Shares, 0.003%**
	TOTAL SHORT-TERM INVESTMENT (Cost - $30,255,983)			30,255,983

	TOTAL INVESTMENTS - 47.4% (Cost - $31,216,546) (a)			$ 31,184,934
	OTHER ASSETS LESS LIABILITIES - 52.6%			34,578,172
	NET ASSETS - 100.0%			$ 65,763,106

Contracts
	PUT OPTIONS WRITTEN* - (1.6%)
75	S&P 500 Index Future	5/16/2014	1,560	2,813
112	S&P 500 Index Future	5/16/2014	1,570	5,600
52	S&P 500 Index Future	5/16/2014	1,580	2,600
42	S&P 500 Index Future	5/16/2014	1,590	2,100
179	S&P 500 Index Future	5/16/2014	1,600	8,950
94	S&P 500 Index Future	5/16/2014	1,610	5,875
252	S&P 500 Index Future	5/16/2014	1,620	15,750
127	S&P 500 Index Future	5/16/2014	1,630	9,525
186	S&P 500 Index Future	5/16/2014	1,640	13,950
139	S&P 500 Index Future	5/16/2014	1,650	12,163
108	S&P 500 Index Future	5/16/2014	1,660	10,800
20	S&P 500 Index Future	5/16/2014	1,670	2,250
16	S&P 500 Index Future	5/16/2014	1,700	2,200
155	S&P 500 Index Future	5/16/2014	1,710	23,250
142	S&P 500 Index Future	5/16/2014	1,720	24,850
149	S&P 500 Index Future	5/16/2014	1,730	29,800
265	S&P 500 Index Future	5/16/2014	1,740	62,938
115	S&P 500 Index Future	5/16/2014	1,755	35,938
20	S&P 500 Index Future	5/16/2014	1,760	6,750
77	S&P 500 Index Future	5/16/2014	1,765	28,875
28	S&P 500 Index Future	5/16/2014	1,780	14,000
172	S&P 500 Index Future	5/16/2014	1,790	103,200
46	S&P 500 Index Future	5/16/2014	1,800	33,925

LJM Preservation and Growth Fund
Portfolio of Investments (Unaudited) (Continued)
April 30, 2014

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS WRITTEN* - (1.6%) (Continued)
65	S&P 500 Index Future	6/20/2014	$ 1,540	$ 17,062
48	S&P 500 Index Future	6/20/2014	1,550	13,800
64	S&P 500 Index Future	6/20/2014	1,560	20,000
43	S&P 500 Index Future	6/20/2014	1,570	14,512
42	S&P 500 Index Future	6/20/2014	1,580	15,225
69	S&P 500 Index Future	6/20/2014	1,590	27,600
42	S&P 500 Index Future	6/20/2014	1,600	18,375
55	S&P 500 Index Future	6/20/2014	1,610	26,125
32	S&P 500 Index Future	6/20/2014	1,620	16,800
89	S&P 500 Index Future	6/20/2014	1,630	51,175
93	S&P 500 Index Future	6/20/2014	1,640	59,287
64	S&P 500 Index Future	6/20/2014	1,650	44,800
116	S&P 500 Index Future	6/20/2014	1,660	88,450
51	S&P 500 Index Future	6/20/2014	1,670	42,712
58	S&P 500 Index Future	6/20/2014	1,680	53,650
22	S&P 500 Index Future	6/20/2014	1,690	22,550
37	S&P 500 Index Future	6/20/2014	1,740	62,900
	TOTAL PUT OPTIONS WRITTEN (Premiums - $3,262,312)			1,053,125

	CALL OPTIONS WRITTEN* - (2.2%)
64	S&P 500 Index Future	5/16/2014	1,880	265,600
21	S&P 500 Index Future	5/16/2014	1,890	59,325
116	S&P 500 Index Future	5/16/2014	1,910	123,250
374	S&P 500 Index Future	5/16/2014	1,920	219,725
249	S&P 500 Index Future	5/16/2014	1,930	74,700
187	S&P 500 Index Future	5/16/2014	1,950	16,363
150	S&P 500 Index Future	5/16/2014	1,960	9,375
81	S&P 500 Index Future	5/16/2014	1,970	4,050
62	S&P 500 Index Future	5/16/2014	1,980	2,325
235	S&P 500 Index Future	6/20/2014	1,950	305,500
323	S&P 500 Index Future	6/20/2014	1,960	294,737
62	S&P 500 Index Future	6/20/2014	1,970	38,750
6	S&P 500 Index Future	6/20/2014	1,990	1,875
	TOTAL CALL OPTIONS WRITTEN (Premiums - $1,629,175)			1,415,575

* Non-income producing security.
** Rate shown represents the rate at April 30, 2014, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including written options, is $26,325,059 and differs from market value by net unrealized appreciation (depreciation) as follows:

			Unrealized appreciation	$ 2,959,342
			Unrealized depreciation	(568,167)
		Net unrealized appreciation		$ 2,391,175

LJM Preservation and Growth Fund
Statement Of Assets and Liabilities (Unaudited)
April 30, 2014

ASSETS
Investment securities:
At cost	$ 31,216,546
At value	$ 31,184,934
Deposit with broker	36,665,429
Interest receivable	911
Receivable for Fund shares sold	451,827
Prepaid expenses and other assets	43,985
TOTAL ASSETS	68,347,086

LIABILITIES
Options written, at value (Premiums received $4,891,487)	2,468,700
Payable for Fund shares redeemed	5,000
Investment advisory fees payable	78,651
Distribution (12b-1) fees payable	1,370
Fees payable to other affiliates	2,583
Accrued expenses and other liabilities	27,676
TOTAL LIABILITIES	2,583,980
NET ASSETS	$ 65,763,106

NET ASSETS CONSIST OF:
Paid in capital	$ 65,703,613
Undistributed net investment loss	(1,168,022)
Accumulated net realized loss from options contracts	(1,163,660)
Net unrealized appreciation on options contracts	2,391,175
NET ASSETS	$ 65,763,106

NET ASSET VALUE PER SHARE:

Class A Shares:
Net Assets	$ 7,759,439
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	807,705
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 9.61
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.20

Class I Shares:
Net Assets	$ 58,003,667
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,018,629
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.64

(a) Redemptions made within 90 days of purchases may be assessed a redemption fee of 1.00%.

LJM Preservation and Growth Fund
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2014

INVESTMENT INCOME
Interest	$ 4,254
TOTAL INVESTMENT INCOME	4,254

EXPENSES
Investment advisory fees	527,336
Distribution (12b-1) fees: Class A	6,572
Legal fees	46,684
Registration fees	34,685
Administrative services fees	22,819
Transfer agent fees	16,819
Accounting services fees	14,470
Insurance expense	13,271
Non 12B-1 Shareholder Services	13,208
Compliance officer fees	11,604
Trustees fees and expenses	8,045
Printing and postage expenses	7,485
Audit fees	7,457
Custodian fees	2,322
Other expenses	3,074
TOTAL EXPENSES	735,851

Less: Fees waived by the Advisor	(135,730)

NET EXPENSES	600,121

NET INVESTMENT LOSS	(595,867)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Options purchased	(6,247,943)
Options written	9,770,826
Futures	(79,622)
Realized (loss) on investments	3,443,261

Net change in unrealized appreciation of:
Options purchased	515,196
Options written	372,443
Unrealized appreciation on investments	887,639

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,330,900

NET INCREASE IN NET ASSETS	$ 3,735,033

LJM Preservation and Growth Fund
Statement of Changes in Net Assets

	For the	For the
	Six Months	Period Ended
	April 30, 2014	October 31, 2013 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (595,867)	$ (572,155)
Net realized gain (loss) from investments	3,443,261	(4,606,921)
Net change in unrealized appreciation from investments	887,639	1,503,536
Net increase (decrease) in net assets resulting from operations	3,735,033	(3,675,540)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,074,255	6,632,402
Class I	25,410,841	41,504,946
Redemption fee proceeds:
Class A	404	741
Class I	4,016	4,867
Payments for shares redeemed:
Class A	(1,773,950)	(1,061,454)
Class I	(4,102,470)	(4,990,985)
Net increase in net assets from shares of beneficial interest	23,613,096	42,090,517

TOTAL INCREASE IN NET ASSETS	27,348,129	38,414,977

NET ASSETS
Beginning of Period	38,414,977	-
End of Period*	$ 65,763,106	$ 38,414,977
*Includes undistributed net investment loss of:	$ (1,168,022)	$ (572,155)

SHARE ACTIVITY
Class A:
Shares Sold	432,371	684,988
Shares Redeemed	(193,716)	(115,938)
Net increase in shares of beneficial interest outstanding	238,655	569,050

Class I:
Shares Sold	2,747,636	4,260,699
Shares Redeemed	(441,300)	(548,406)
Net increase in shares of beneficial interest outstanding	2,306,336	3,712,293

(a)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.

LJM Preservation and Growth Fund
Financial Highlights
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A(1)		Class I(1)
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 8.96	$ 10.00	$ 8.98	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.11)	(0.19)	(0.10)	(0.17)
Net realized and unrealized
gain (loss) on investments	0.76	(0.85)	0.76	(0.85)
Total from investment operations	0.65	(1.04)	0.66	(1.02)

Paid in Capital From Redemption Fees (3)	0.00	0.00	0.00	0.00

Net asset value, end of period	$ 9.61	$ 8.96	$ 9.64	$ 8.98

Total return (4,5)	7.25%	-10.40%	7.35%	-10.20%

Net assets, at end of period (000s)	$ 7,759	$ 5,097	$ 58,004	$ 33,318

Ratio of gross expenses to average
net assets (6,7)	2.92%	3.72%	2.65%	3.47%
Ratio of net expenses to average
net assets (7)	2.43%	2.45%	2.18%	2.20%
Ratio of net investment income
to average net assets (7)	-2.42%	-2.43%	-2.17%	-2.18%

Portfolio Turnover Rate (5)	0%	0%	0%	0%

(1)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited)

April 30, 2014

 1.

ORGANIZATION

The LJM Preservation and Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced investment operations on January 9, 2013. The investment objective is to seek capital appreciation and capital preservation with low correlation to the broader U.S. equity market.

The Fund offers Class A and Class I shares. Class C shares are currently not offered. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase.  However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares.  All classes are subject to a 1% redemption fee on redemptions made within 90 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures options shall be valued at the final settled price for the futures options or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

Assets	Level 1	Level 2	Level 3	Total
Put Options Purchased	$ 408,013	$ -	$ -	$ 408,013
Call Options Purchased	$ 520,938	$ -	$ -	$ 520,938
Short-Term Investments	$ 30,255,983	$ -	$ -	$ 30,255,983
Total Assets	$ 31,184,934	$ -	$ -	$ 31,184,934

Liablities
Put Options Written	$ 1,053,125	$ -	$ -	$ 1,053,125
Call Options Written	$ 1,415,575	$ -	$ -	$ 1,415,575
Total Liabilities	$ 2,468,700	$ -	$ -	$ 2,468,700

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013 and expected to be taken in the tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options - Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the six months ended April 30, 2014 amounted to $0 and $0, respectively.

4.

OPTION CONTRACTS

For the six months ended April 30, 2014, the Fund’s net change in unrealized appreciation (depreciation) on option contracts subject to equity price risk amounted to $515,196 and $372,443, on purchased options and written options respectively. The Fund’s net realized gain (loss) on option contracts subject to equity price risk amounted to $(6,247,943) and $9,770,826, on purchased options and written options respectively.

The number of option contracts written and the premiums received by the Fund during the six months ended April 30, 2014 were as follows:

	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	4,157	$ 4,259,192	1,899	$ 2,095,940
Options written	16,054	15,940,857	13,789	12,503,232
Options closed	(5,590)	(6,018,459)	(10,443)	(10,095,318)
Options expired	(11,060)	(10,919,278)	(3,315)	(2,874,679)
Options outstanding end of period	3,561	$ 3,262,312	1,930	$ 1,629,175

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds. The Fund’s primary risk exposure for derivative contracts was equity risk as of and for the six months ended April 30, 2014.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

The following table presents the Fund’s asset and liability derivatives available for offsetting under a master netting arrangement net of collateral pledged as of April 30, 2014.

			Gross Amounts offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in Statements of Assets and Liabilities		Financial Instruments Pledged	Cash Collateral Pledged		Net Amount of Assets

Description of Liability
Options Written	$ 2,468,700	(1)	$ -	$ 2,468,700	(2)	$ -
Total	$ 2,468,700		$ -	$ 2,468,700		$ -

(1) Written options at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative asset of liability balance and accordingly does not include excess collateral pledged.

5.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – LJM Funds Management, Ltd serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.41% and 2.16% of the Fund’s average daily net assets for Class A and I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Prior to February 28, 2014 the Fund’s expense limitation was 2.45% and 2.20% of the Fund’s average daily net assets for Class A and I Shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.41% and 2.16% of average daily net assets attributable to Class A and I shares, respectively the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.41% and 2.16% of average daily net assets for Class A and I shares, respectively.  If Fund Operating Expenses attributable to Class A and I shares subsequently

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

exceed 2.41% and 2.16% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended October 31, 2013, the Advisor has reimbursed $327,037 in expenses to the Fund which may be recaptured through October 31, 2016.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. For the six months ended April 30, 2014, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

6.

 Distributions to Shareholders and Tax Components of Capital

As of October 31, 2013 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (3,103,385)	$ -	$ (572,155)	$ -	$ (3,675,540)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from investments is primarily attributable to the mark-to-market on open futures and options contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $572,155.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

At October 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$ 1,241,354	$ 1,862,031	$ 3,103,385

7.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the six months ended April 30, 2014, the Fund assessed $404 on Class A shares and $4,016 on Class I shares in redemption fees.

8.

 UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Dreyfus Cash Management Fund, Institutional Shares. The Fund may redeem its investment from the Dreyfus Cash Management Fund at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Cash Management Fund.  The Dreyfus Cash Management Fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of the Dreyfus Cash Management Fund including the portfolio of investments, can be found at Dreyfus’ website www.dreyfus.com or the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of April 30, 2014 the percentage of the Fund’s net assets invested in the Dreyfus Cash Management Fund was 46.0%.

9.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

LJM Preservation and Growth Fund

Expense Example (Unaudited)

April 30, 2014

As a shareholder of the LJM Preservation and Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the LJM Preservation and Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from October 31, 2013 through April 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/1/13	For the period	Value 4/30/14	the Period*
Actual
Class A	$ 1,000.00	2.43%	$ 1,072.50	$ 12.49
Class I	1,000.00	2.18%	1,073.50	11.21

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/1/13	For the period	Value 4/30/14	the Period*
Hypothetical
Class A	$ 1,000.00	2.43%	$ 1,012.74	$ 12.13
Class I	1,000.00	2.18%	1,013.98	10.89

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-LJM-FUND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-LJM-FUND.

Investment Advisor

LJM Funds Management, Ltd.

One Financial Place

440 S. La Salle Street, Suite 2301

Chicago, IL 60605

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/8/14

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date

7/8/14